Segmented information (Detail Textuals)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Percentage of total revenue	100.00%	100.00%	100.00%
AGGRASTAT | United States
Disclosure of operating segments [line items]
Percentage of total revenue	100.00%	100.00%	100.00%